Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 783,000
Previously Paid Amount	0.00
Total Fee Amount	108.13
Total Offset Amount	0.00
Net Fee	108.13
Narrative - Max Aggregate Offering Price	$ 783,000
Final Prospectus	true